Prospectus Supplement dated December 13, 2004 to:                 220664  12/04
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PUTNAM VARIABLE TRUST                         Prospectuses dated April 30, 2004

Subject to shareholder approval, in the section entitled "Fund summaries" the paragraph pertaining to Putnam VT Equity Income Fund under the heading "Goal" is replaced with the following:

The fund seeks capital growth and current income.

                                                                        HV-5024


PUTNAM INVESTMENTS

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